Unaudited Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Cash flows from operating activities:
Net cash provided by operating activities	$ 37,521	229,623	279,406
Cash flows from investing activities:
Purchase of property, plant and equipment	(9,325)	(57,069)	(88,642)
Proceeds from disposal of property, plant and equipment	29	178	218
Net cash used in investing activities	(9,296)	(56,891)	(88,424)
Cash flows from financing activities:
Repayments of bank loan	(8,170)	(50,000)	(45,000)
Proceeds from bank loan	9,804	60,000	50,000
Payments for repurchase of shares	(723)	(4,422)	(73,400)
Proceeds from issuance of convertible notes			412,292
Payments for debt issuance costs	(530)	(3,242)	(3,532)
Net cash provided by financing activities	381	2,336	340,360
Effect of foreign currency exchange rate change on cash and cash equivalents	35	213	(1,146)
Net increase in cash and cash equivalents	28,641	175,281	530,196
Cash and cash equivalents at beginning of period	244,134	1,494,099	794,311
Cash and cash equivalents at end of period	272,775	1,669,380	1,324,507
Supplemental disclosures of cash flow information:
Cash paid for income taxes	5,047	30,888	17,404
Cash paid for interest	8,443	51,670	1,703
Non-cash financing activities:
Payables for debt issuance costs			10,717